May 14, 2013

DREYFUS VARIABLE INVESTMENT FUND
- OPPORTUNISTIC SMALL CAP PORTFOLIO

Supplement to Summary and Statutory Prospectus dated May 1, 2013

The following information supersedes and replaces the information contained in the section of the prospectus entitled Fund Summary Portfolio Management :

The fund s investment adviser is The Dreyfus Corporation. The fund is managed since June 2011 by a team of portfolio managers employed by The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. The team consists of David Daglio, the lead portfolio manager, James Boyd and Dale Dutile. Mr. Daglio, a senior vice president at TBCAM, has been the fund s primary or lead portfolio manager since February 2010. Messrs. Boyd and Dutile are each equity research analysts and portfolio managers at TBCAM and have been portfolio managers of the fund since February 2010.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled Fund Details Management :

Investment decisions for the fund are made by a team of portfolio managers. The team members are David Daglio, the lead portfolio manager, James Boyd and Dale Dutile. The team has managed the fund since June 2011. Mr. Daglio has been the primary or lead portfolio manager of the fund since February 2010 and is a senior vice president at The Boston Company Asset Management Company LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 1998. He has been a dual employee of TBCAM and Dreyfus since April 2001. Mr. Boyd has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since 2005. He has been a dual employee of TBCAM and Dreyfus since December 2008. Mr. Dutile has been a portfolio manager of the fund since February 2010 and is an equity research analyst and portfolio manager at TBCAM, where he has been employed since July 2006. He has been a dual employee of TBCAM and Dreyfus since December 2008.

                                                                                                                                 May 14, 2013

Dreyfus Variable Investment Fund

- Opportunistic Small Cap Portfolio (the “Fund”)

Supplement to the Statement of Additional Information (the “SAI”)

dated

July 1, 2012, as revised or amended August 1, 2012, August 30, 2012, October 1, 2012, January 1, 2013, March 1, 2013, April 1, 2013 and May 1, 2013

            The following information supersedes any contrary information contained in the section of the Fund’s SAI entitled “Certain Portfolio Manager Information”:

            All references to Creighton Kang have been removed.